Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of Detailed Information About Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Contingent consideration	Other	Total
	€m	€m	€m	€m	€m	€m
Balance at December 31, 2016	59.1	80.6	24.5	10.0	19.5	193.7
Additional provision in the period	30.9	—	5.8	—	6.6	43.3
Release of provision	(0.1)	—	(12.2)	—	(1.2)	(13.5)
Transfer between categories	—	—	(2.1)	—	2.1	—
Utilization of provision	(63.6)	(3.9)	(5.8)	—	(8.4)	(81.7)
Unwinding of discounting	—	0.8	—	0.4	—	1.2
Foreign exchange	—	(2.1)	—	—	(0.1)	(2.2)
Balance at December 31, 2017	26.3	75.4	10.2	10.4	18.5	140.8
Acquired through business combinations	—	—	—	—	7.0	7.0
Additional provision in the period	4.0	—	0.3	—	4.1	8.4
Release of provision	(1.5)	—	—	(2.7)	(2.0)	(6.2)
Utilization of provision	(16.5)	(4.3)	(4.7)	(6.5)	(2.3)	(34.3)
Unwinding of discounting	—	0.8	—	0.3	—	1.1
Foreign exchange	—	(3.1)	—	—	—	(3.1)
Balance at December 31, 2018	12.3	68.8	5.8	1.5	25.3	113.7
Current						44.3
Non-current						69.4
Total						113.7